Statement of Additional Information Supplement                      223863 3/05
dated March 30, 2005:
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Putnam Classic Equity Fund
Putnam Equity Income Fund
Putnam High Yield Advantage Fund
Putnam Limited Duration Government Income Fund
Putnam New York Tax Exempt Income Fund

With respect to purchases of class M shares of Putnam Classic Equity Fund, Putnam Equity Income Fund and Putnam Limited Duration Government Income Fund before April 1, 2005, the sales charge tables for class M shares appearing in the subsection "Additional Information About Class A and Class M Shares" are revised as follows:

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For Putnam Classic Equity Fund and Putnam Equity Income Fund
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                                                   CLASS M
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                              Sales charge as a    Amount of sales charge
Amount of transaction at      percentage of        reallowed to dealers as a
offering price ($)            offering price       percentage of offering price
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Under 50,000                  3.50%                3.00%
50,000 but under 100,000      2.50                 2.00
100,000 but under 250,000     1.50                 1.00
250,000 but under 500,000     1.00                 1.00
500,000 but under 1,000,000   NONE                 NONE
1,000,000 and above           NONE                 NONE
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For Putnam Limited Duration Government Income Fund:
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                                                   CLASS M
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                              Sales charge as a    Amount of sales charge
Amount of transaction at      percentage of        reallowed to dealers as a
offering price ($)            offering price       percentage of offering price
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Under 100,000                 2.00%                1.80%
100,000 but under 250,000     1.50                 1.30
250,000 but under 500,000     1.00                 1.00
500,000 but under 1,000,000   NONE                 NONE
1,000,000 and above           NONE                 NONE
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With respect to purchases before April 1, 2005 of class A and class M shares of Putnam High Yield Advantage Fund and Putnam New York Tax
Exempt Income Fund, the tables of initial sales charges appearing in the subsection "Additional Information About Class A and Class M Shares" are revised as follows:


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For Putnam High Yield Advantage Fund:
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                                     CLASS A                                CLASS M
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                              Sales         Amount of sales          Sales         Amount of sales
                              charge as a   charge reallowed to      charge as a   charge reallowed to
                              percentage    dealers as a             percentage    dealers as a
Amount of transaction at      of offering   percentage of offering   of offering   percentage of offering
offering price ($)            price         price                    price         price
---------------------------------------------------------------------------------------------------------
Under 50,000                  4.50%         4.25%                    3.25%         3.00%
50,000 but under 100,000      4.25          4.00                     2.25          2.00
100,000 but under 250,000     3.25          3.00                     1.50          1.25
250,000 but under 500,000     2.50          2.25                     1.00          1.00
500,000 but under 1,000,000   2.00          1.75                     NONE          NONE
1,000,000 and above           NONE          NONE                     NONE          NONE
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



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For Putnam New York Tax Exempt Income Fund:
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                                     CLASS A                                CLASS M
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                              Sales         Amount of sales          Sales         Amount of sales
                              charge as a   charge reallowed to      charge as a   charge reallowed to
                              percentage    dealers as a             percentage    dealers as a
Amount of transaction at      of offering   percentage of offering   of offering   percentage of offering
offering price ($)            price         price                    price         price
---------------------------------------------------------------------------------------------------------
Under 25,000                  4.50%         4.50%                    3.25%         3.00%
25,000 but under 50,000       4.25          4.25                     3.25          3.00
50,000 but under 100,000      4.25          4.25                     2.25          2.00
100,000 but under 250,000     3.50          3.50                     1.50          1.25
250,000 but under 500,000     2.75          2.75                     1.00          1.00
500,000 but under 1,000,000   2.00          1.85                     NONE          NONE
1,000,000 and above           NONE          NONE                     NONE          NONE
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